Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of
	December 31,	December 31,
	2025	2024
Prepaid expenses and other current assets
Prepaid expenses	$41,011	$-
Other receivables	60,333	-
Total	$101,344	$-

Prepaid expenses and other current assets are composed of other receivables and prepaid expenses. Other receivables are mainly composed of lease deposits, short-term advances for business expenses, petty cash floats, and minor temporary borrowings for third-party individual and employees. The largest proportion is disposal proceeds which remains uncollected, accounting for 83%, $50,000.

Prepaid expense is Nasdaq membership. The membership is amortized using the straight-line method. Its cost was recorded in February 2025 with the original purchase value approximately $50,986. Amortization amounted to $9,975 as of December 31, 2025, and the unamortized portion of Nasdaq membership is $41,011.